MINIMUM REGULATORY CAPITAL REQUIREMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 The bank	Dec. 31, 2011 The bank
Total Capital to Risk Weighted Assets, Amount
Actual		$ 26,153	$ 20,608
Minimum Capital Requirement		11,694	11,611
Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions		14,617	14,513
Total Capital to Risk Weighted Assets, Ratio
Actual (as a percent)		17.90%	14.20%
Minimum Capital Requirement (as a percent)		8.00%	8.00%
Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions (as a percent)		10.00%	10.00%
Tier 1 Capital to Risk Weighted Assets, Amount
Actual		24,373	19,105
Minimum Capital Requirement		5,847	5,805
Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions		8,770	8,708
Tier 1 Capital to Risk Weighted Assets, Ratio
Actual (as a percent)		16.70%	13.20%
Minimum Capital Requirement (as a percent)		4.00%	4.00%
Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions (as a percent)		6.00%	6.00%
Tier 1 Capital to Average Assets, Amount
Actual			19,105
Minimum Capital Requirement			7,993
Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions			9,991
Tier 1 Capital to Average Assets, Ratio
Actual (as a percent)			9.60%
Minimum Capital Requirement (as a percent)			4.00%
Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions (as a percent)			5.00%
Tier 1 Capital to Total Assets, Amount
Actual		24,373
Minimum Capital Requirement		8,457
Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions		10,571
Tier 1 Capital to Total Assets, Ratio
Actual (as a percent)		11.50%
Minimum Capital Requirement (as a percent)		4.00%
Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions (as a percent)		5.00%
Tangible Capital to Tangible Assets, Amount
Actual			19,105
Minimum Capital Requirement			$ 2,989
Tangible Capital to Tangible Assets, Ratio
Actual (as a percent)			9.60%
Minimum Capital Requirement (as a percent)			1.50%
Other capital restrictions
Number of previous years retained net income considered for dividend payment	2 years